4. Debt (Details 1) - USD ($)	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Details 1
2015	$ 286,001	$ 40,235
2016	18,410	18,410
2017	19,563	19,563
2018	20,788	20,788
2019	18,315	18,315
Total	$ 363,077	$ 117,311	$ 22,910